Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2019	Feb. 28, 2019	Dec. 31, 2017 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 506,180		$ 477,128		$ 18,026
Liabilities	(118,907)		(92,856)		(4,235)
Total equity	387,273		384,272	$ 384,529	13,791			$ 382,124
Investments accounted for using equity method	6,695		7,139		$ 238
Revenues	207,609	$ 7,393	207,520	215,483
Net loss for the period	34,704	1,236	33,921	38,581
Total other comprehensive income (loss), net of income tax	1,290	46	1,328	(1,014)
TOTAL COMPREHENSIVE INCOME	35,994	$ 1,282	35,249	$ 37,567
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Condensed Financial Statements Captions [Line Items]
Assets	9,907		10,452
Liabilities	(789)		(728)
Total equity	$ 9,118		$ 9,724
Percentage of ownership in associates	41.90%		41.90%		41.90%	41.90%	41.90%
Equity attributable to the Company	$ 3,820		$ 4,074
Unrealized gain or loss from downstream transactions	(43)
Investments accounted for using equity method	3,777		4,074
Net loss for the period	(605)		(276)
TOTAL COMPREHENSIVE INCOME	$ (605)		$ (276)